COVID-19 - Additional Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) Loan Credit	Mar. 15, 2020	Mar. 03, 2020	Dec. 31, 2019 USD ($) Loan	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) Loan
Unusual Or Infrequent Item [Line Items]
Number of loans outstanding | Loan				1,657		909
Total loans	$ 807,839			$ 781,341	$ 692,866	$ 620,405
Loans	795,456			$ 772,782		$ 612,964
Paycheck Protection Program [Member]
Unusual Or Infrequent Item [Line Items]
Total loans	$ 73,774
COVID-19 [Member]
Unusual Or Infrequent Item [Line Items]
Number of loans outstanding | Loan	556
Total loans	$ 145,600
Total Related Credits [Member]
Unusual Or Infrequent Item [Line Items]
Basis point reduction in target federal funds rate		1.00%	0.50%
Number of related credit relationships | Credit	26
Number of individual loans | Loan	210
Loans	$ 207,200
Total Related Credits [Member] | COVID-19 [Member]
Unusual Or Infrequent Item [Line Items]
Percentage of federal funds rate yield on assets as result of decline in feral reserve board target	0.00%
Total Related Credits [Member] | Individual Loans [Member]
Unusual Or Infrequent Item [Line Items]
Total loans	$ 5,000
Total Related Credits [Member] | Real Estate [Member]
Unusual Or Infrequent Item [Line Items]
Loans	189,800
Total Related Credits [Member] | Unsecured Loans [Member]
Unusual Or Infrequent Item [Line Items]
Loans	11,300
Total Related Credits [Member] | Paycheck Protection Program [Member]
Unusual Or Infrequent Item [Line Items]
Loans	$ 6,100
Total Related Credits [Member] | Minimum [Member]
Unusual Or Infrequent Item [Line Items]
Percentage of decrease in federal funds rate target	0.00%
Total loans	$ 5,000
Total Related Credits [Member] | Maximum [Member]
Unusual Or Infrequent Item [Line Items]
Percentage of decrease in federal funds rate target	0.25%
Total loans	$ 13,200